Related Party Transactions (Details 1) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Transaction Costs Recognized as Expense Related to Carve Out	$ 0.6	$ 2.4	$ 1.8
Transaction Costs Recognized as Expense Directly Related	15.1	21.4	6.3
Transaction Costs Recognized as Expense Related to Other	0.0	0.5	0.5
Transaction Costs Incurred	$ 15.7	$ 24.3	$ 8.6